Financial instruments and risk management (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Loss)/gain on financial instruments
Financial assets	R 3,836.2	R 6,317.3	R 5,626.0
Maximum investment percent	2.50%
Environment rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	R 3,578.3	3,634.0	3,117.6
Environment rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value	1,023.9	364.7	374.8
Trade receivables - PGM sales | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value	2,341.6	5,310.1	4,512.4
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	414.7	81.5
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets, at fair value	184.0	74.5
Derivative financial instrument | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value	4,144.9	408.8	R 1,093.5
Rand gold forward sale contracts | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value	R 68.3	R 240.8